TRADING ASSETS	12 Months Ended
Dec. 31, 2016
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 9: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:

	2015	2016
	(EUR in millions)
Debt securities issued by other governments and public sector entities	151	269
Greek treasury bills	1,858	1,492
Foreign treasury bills	85	65
Debt securities issued by foreign financial institutions	13	8
Corporate debt securities issued by Greek companies	38	23
Equity securities issued by Greek companies	6	14
Equity securities issued by foreign companies	6	-
Mutual fund units	8	8
Total	2,165	1,879

Net unrealized losses on trading assets (debt and equity) of EUR (15), EUR (5) and EUR (2) million were included in net trading loss 2014, 2015 and 2016 respectively.

Trading assets include securities that are pledged as collateral of EUR 1,083 million and EUR 1,589 million as at December 31, 2015 and 2016, respectively.